Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock consisted of the following:

	As of December 31, 2021
	Authorized	Issued and Outstanding	Original issue price per share	Liquidation Preference	Carrying value
	(In thousands, except share and per share data)
Redeemable Convertible Preferred Stock	10,000,000	—	$—	$—	$—

	As of December 31, 2020
Redeemable Convertible Preferred Stock	Authorized	Issued and Outstanding	Original issue price per share	Liquidation Preference	Carrying value
	(In thousands, except share and per share data)
Series A	8,906,694	6,726,134	$2.928	$19,696	$17,030
Series B	10,385,804	8,386,456	$3.851	32,300	32,176
Series C	8,848,760	8,399,058	$5.524	46,400	39,378
Series D	97,278,007	94,222,735	$0.375	35,366	35,120
	125,419,265	117,734,383		$133,762	$123,704

Schedule of Shares of Common Stock Reserved for Issuance
Shares of common stock reserved for issuance on an “as if converted” basis were as follows:

	December 31,
	2021	2020
	(share data)
Redeemable convertible preferred	—	147,876,672
Redeemable convertible preferred stock warrants	—	408,729

Common stock warrants	13,075,000	214,033
Restricted stock units issued and outstanding	4,041,346	—
Stock options issued and outstanding	21,191,226	21,471,321
Shares available for future grant under 2014 Equity Incentive Plan	—	5,887,008
Shares available for future grant under 2021 Equity Incentive Plan	17,533,471	—
Reserved for employee stock purchase plan	3,663,277	—
Total shares of common stock reserved	59,504,320	175,857,763

Schedule of Warrants for Shares of Stock	Warrants for shares of common stock consisted of the following:

	December 31, 2021
	Issue Date	Expiration Date	Number of Warrants	Exercise Price per warrant	Fair Value on Issue Date per warrant	Fair Value on December 31, 2021
						(In thousands)
Private Placement Warrants - Common Stock	12/02/2020	09/29/2026	4,450,000	$11.50	$2.00	$7,387
Public Warrants - Common Stock	12/02/2020	09/29/2026	8,625,000	$11.50	$3.30	$14,318
			13,075,000			$21,705

	December 31, 2020
	Issue Date	Expiration Date	Number of Warrant	Exercise Price per warrant	Fair Value on Issue Date per warrant
Warrants - Common Stock	12/02/2015	12/02/2025	11,132	$0.87	$0.70
Warrants - Common Stock	07/02/2018	07/02/2028	40,715	$2.47	$2.00
Warrants - Common Stock	12/17/2020	12/17/2030	162,186	$0.18	$0.17
Total outstanding			214,033
__________________
(1)Legacy Velo3D Warrants - Common Stock: As of December 31, 2020, warrants on common stock are equity classified and recorded at fair value on the issue date without further remeasurement.

	December 31, 2020
	Issue Date	Expiration Date	Number of Warrant	Exercise Price per Warrant	Fair Value on Issue Date per Warrant
Series A redeemable convertible preferred stock	11/14/2014	11/13/2024	13,362	$1.12	$1.25
Series C redeemable convertible preferred stock	04/18/2019	04/18/2029	160,000	$5.52	$1.05
Total outstanding			173,362

Warrant Liability Rollforward	The liability for private placement and public warrants on common stock (carried at fair value) was as follows for the year ended December 31, 2021:

December 31,
2021
(In thousands)
Beginning Balance	$—
Reclassification of warrants liability upon the reverse recapitalization	21,051
(Loss)/gain on fair value of warrants	654
Ending Balance	$21,705
The liability for warrants on redeemable convertible preferred stock (carried at fair value) was as follows for the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
	(In thousands)
Beginning Balance	$181	$185
Loss/(gain) on fair value of warrants	4,484	(4)
Exercise of warrants (Redeemable preferred convertible stock)	(4,665)	—
Ending Balance	$—	$181

Rollforward of Contingent Earnout Liabilities
The rollforward for the contingent earnout liabilities was as follows as of December 31, 2021:

December 31,
2021
(In thousands)
Beginning Balance	$—
Reclassification of contingent earnout liability upon the reverse capitalization	120,763
Gain on fair value of contingent earnout liabilities	(9,275)
Ending Balance	$111,487

Fair Value Assumptions
The fair value assumptions used in the Monte Carlo simulation model for the recurring valuation of the private placement common stock warrants and public common stock warrant liability were as follows:

Year ended December 31, 2021
Current stock price	$7.81
Expected volatility	40.5%
Risk-free interest rate	1.2%
Dividend yield	—%
Expected term (in years)	4.75
The level 3 fair value assumptions used in the Black-Scholes model for the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

Year ended December 31, 2020
Expected volatility	35.0% - 45.0%
Risk-free interest rate	0.1% - 0.8%
Dividend yield	—
Assumptions used in the fair value of the contingent earnout liabilities are described below.

	Year ended December 31, 2021	Closing Date September 29, 2021
Current stock price	$7.81	$8.44
Expected volatility	52.5%	48.0%
Risk-free interest rate	1.2%	1.0%
Dividend yield	—%	—%
Expected Term (years)	4.75	5.0